Risk management and financial instruments - Derivative Narrative (Details) - USD ($) $ in Millions	May 11, 2018	Jun. 30, 2020	Dec. 31, 2019	Apr. 26, 2017
Derivative [Line Items]
Convertible bond issued by Archer		$ 249	$ 258
Interest rate cap
Derivative [Line Items]
Purchase of derivative instrument	$ 68
Interest rate cap | LIBOR
Derivative [Line Items]
Capped rate	2.87%
Archer | Convertible bond
Derivative [Line Items]
Convertible bond issued by Archer				$ 45